Inventories (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Inventories
Finished products		R$ 186,683	R$ 218,600
Work in process		58,355	59,659
Raw materials		23,668	16,663
Right to returned goods	[1]	8,075	5,587
Inventories		R$ 276,781	R$ 300,509

[1]	Represents the Company’s right to recover products from customers when customers exercise their right of return under the Company’s returns policies, where the Company estimates the volume of goods returned based on experience and foreseen expectations.